Related Party Transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Related party revenue	[1]	$ 5,528,639	$ 4,253,710	$ 3,717,366
Cost of sales - purchases of goods and services, net	[2]	2,866,648	2,345,858	2,307,172
Research and development services, net	[3]	341,289	249,387	215,660
Balance Sheet Related Disclosures [Abstract]
Accounts receivable, net	[4]	1,266,595	985,172
Accounts payable	[5]	612,031	459,651
Related Party
Income Statement [Abstract]
Related party revenue		9,460	3,133	1,451
Cost of sales - purchases of goods and services, net		231,491	1,037,844	1,413,098
Research and development services, net		875	3,004	3,561
Balance Sheet Related Disclosures [Abstract]
Accounts receivable, net		9,381	3,594
Accounts payable		39,769	101,538
Related Party | Entities Controlled by JS Global
Income Statement [Abstract]
Research and development services, net		875	3,004	3,561
General and administrative		(3,000)	(1,250)	0
Balance Sheet Related Disclosures [Abstract]
Accounts receivable, net		9,381	3,594
Accounts payable		39,769	101,538
Related Party | Product | Entities Controlled by JS Global
Income Statement [Abstract]
Related party revenue		0	1,264	1,451
Cost of sales - purchases of goods and services, net		231,491	1,037,844	1,413,098
Related Party | Royalty | Entities Controlled by JS Global
Income Statement [Abstract]
Related party revenue		$ 9,460	$ 1,869	$ 0

[1]	Including amounts associated with related parties of $9,460, $3,133 and $1,451 for the years ended December 31, 2024, 2023 and 2022, respectively.
[2]	Including amounts associated with related parties of $231,491, $1,037,844 and $1,413,098 for the years ended December 31, 2024, 2023 and 2022, respectively.
[3]	Including amounts associated with related parties of $875, $3,004 and $3,561 for the years ended December 31, 2024, 2023 and 2022, respectively.
[4]	Including amounts from a related party of $9,381 and $3,594 as of December 31, 2024 and 2023, respectively.
[5]	Including amounts to a related party of $39,769 and $101,538 as of December 31, 2024 and 2023, respectively.